Employee Benefits - Re-measurements Of Net Defined Benefit Liability - Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Gratuity
Re-measurements of the net defined benefit liability / asset
Actuarial (gains) / losses	$ (11)	$ 5	$ (9)
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / asset	(2)	(1)	(2)
Total	(13)	4	(11)
(Gain) / loss from change in financial assumptions	(8)	4	(6)
(Gain) / loss from change in experience adjustments	(3)	$ 1	$ (3)
Provident Fund
Re-measurements of the net defined benefit liability / asset
Actuarial (gains) / losses	30
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / asset	5
Total	$ 35